Allspring Funds Management, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

May 1, 2025

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Allspring Variable Trust (the “Trust”)
Post-Effective Amendment No. 56 to Registration Statement
No. 333-74283/811-09255

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 56 to Registration Statement No. 333-74283/811-09255) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on April 25, 2025.

If you have any questions or would like further information, please call Maureen Towle at 857-990-1101.

Sincerely,

/s/ Maureen Towle

Maureen Towle
Senior Counsel

EXHIBIT A

Allspring Variable Trust

Allspring VT Discovery All Cap Growth Fund
Allspring VT Discovery SMID Cap Growth Fund
Allspring VT Index Asset Allocation Fund
Allspring VT Opportunity Fund
Allspring VT Small Cap Growth Fund